Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2022	December 31, 2021
Land and buildings	$4,105,956	$4,063,587
Office equipment	79,082	460,525
Vehicle	32,535	35,213
Leasehold improvements	53,253	-
Less: accumulated depreciation	(379,879)	(636,239)
	$3,890,947	$3,923,086